WBI Absolute Return Dividend Growth Fund
WBI Absolute Return Dividend Growth Fund
June 23, 2014

WBI ABSOLUTE RETURN BALANCED FUND

WBI ABSOLUTE RETURN BALANCED PLUS FUND

WBI ABSOLUTE RETURN DIVIDEND INCOME FUND

WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND

(each a “Fund”, collectively the “Funds”)

No Load Class

Institutional Class

Each Fund is a series of Advisors Series Trust.

Supplement dated June 23, 2014 to the Summary Prospectuses, Prospectus and Statement

of Additional Information (“SAI”) each dated March 30, 2014

On June 20, 2014, at the request of WBI Investments, Inc., the investment adviser to the Funds (the “Advisor”), the Board of Trustees (the “Board”) of Advisors Series Trust approved an amended and restated Shareholder Servicing Plan on behalf of the Funds pursuant to which the shareholder servicing plan fee for each Fund’s Institutional Class is reduced from 0.40% to 0.25% effective from July 1, 2014 through June 30, 2015.

The Board also approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and the Advisor, pursuant to which the Advisor has agreed to reduce each Fund’s Institutional Class expense caps from 1.75% to 1.60%, effective from July 1, 2014 through June 30, 2015:

In connection with these changes, the “Fees and Expenses of the Fund” section on page 1 of each of the Summary Prospectuses and pages 1, 7, 12 and 17 of the Statutory Prospectus is hereby deleted and replaced with the following:

WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Growth Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Dividend Growth Fund	No Load Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Dividend Growth Fund		No Load Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)		0.93%	0.77%
Shareholder Servicing Plan Fees		0.40%	0.25%	[1]
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	2.20%	1.79%
Less: Fee Waiver and Expense Reimbursement	[3]	(0.18%)	(0.17%)
Net Annual Fund Operating Expenses		2.02%	1.62%
[1]	Shareholder Servicing Plan Fees have been restated to reflect current fees in effect for the period from July 1, 2014 through June 30, 2015.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Dividend Growth Fund and does not include expenses attributed to current shareholder servicing plan fees and acquired fund fees and expenses ("AFFE").
[3]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Dividend Growth Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load Class shares and 1.60% of average daily net assets for Institutional Class shares (the "Expense Caps"). The No Load Class Expense Cap will remain in effect through at least March 29, 2015, and the Institutional Class Expense Cap will remain in effect through at least June 30, 2015, and each may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
No Load Class	205	671	1,163	2,520
Institutional Class	165	547	954	2,091

All other references contained in the Summary Prospectuses and SAI to the expense cap of 1.75% for each Fund’s Institutional Class shares are hereby superseded by the information contained in this supplement.

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Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI.